Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Allowance for credit losses for home equity loans	¥ 725,000,000	¥ 739,000,000
Percentage of gross-domestic product increase	2.90%	5.20%
Retail sales of consumer goods increase percentage	(1.80%)	7.40%
Disposable income increase percentage	3.90%	5.10%
Net gains on sale of loans	¥ (17,190,545)	¥ (44,554,948)	¥ (479,584,775)
Loans principal, interest and financing service fee receivables of corporate loan	726,293,220	792,794,985	¥ 832,735,000
Corporate Loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Loans principal, interest and financing service fee receivables of corporate loan	55,964,409	24,693,114
Loans held-for-sale [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Loans transferred to held-for-sale category	2,471,413,744	1,844,438,134
Loans principal, interest and financing service fee receivables of corporate loan	626,229,041	463,254,567
Third Party Investors [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Carrying amount of loans	3,090,579,581	2,375,645,263
Net gains on sale of loans	¥ 17,190,545	¥ 44,554,948